CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS)	12 Months Ended
	Dec. 31, 2023 CNY (¥) ¥ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 CNY (¥) ¥ / shares shares	Dec. 31, 2021 CNY (¥) ¥ / shares shares
Revenues:
Revenue	¥ 179,049,077	$ 25,218,535	¥ 108,055,569	¥ 135,576,323
Total net revenues	179,049,077	25,218,535	108,055,569	135,576,323
Total cost	(211,898,040)	(29,845,215)	(155,327,994)	(87,801,249)
Gross (loss) profit	(32,848,963)	(4,626,680)	(47,272,425)	47,775,074
Operating income (expenses):
Product development	(1,970,355)	(277,519)	(2,432,975)	(1,917,562)
Sales and marketing	(1,729,373)	(243,577)	(3,496,124)	(671,888)
General and administrative	(203,074,538)	(28,602,450)	(360,040,262)	(290,322,434)
Impairment on advance and other assets			(23,656,559)
Impairment on cryptocurrency			(58,624,256)	(50,887,472)
Impairment on equipment	(161,001,821)	(22,676,632)	(176,874,099)	(11,639,246)
Realized gain on exchange cryptocurrencies	42,835,930	6,033,315	10,864,747
change in fair value cryptocurrencies	40,036,253	5,638,988
Total operating expenses	(284,903,904)	(40,127,875)	(614,259,528)	(355,438,602)
Loss from operations	(317,752,867)	(44,754,555)	(661,531,953)	(307,663,528)
Gain (loss) on disposal of subsidiaries	(282,176)	(39,744)	(3,748,717)	15,015,770
Impairment on equity investments	0		(17,252,515)	(7,599,505)
(Impairment) gain on other investments	3,490,457	491,621	(29,958,381)	17,245,513
Interest expense	(31,379,168)	(4,419,663)	(23,336,788)	(119,174,037)
Gain on FV of Derivative	23,170,534	3,263,501	37,249,976	62,246,860
Gain on disposal of equity investee and available-for-sale investments	1,700,000	200,000	711,914	0
Foreign exchange loss	(6,815,509)	(959,944)	(6,292,520)	(6,449,130)
Gain on extinguished liabilities of WoW	175,301,585	24,690,712
Other income (expenses), net	8,324,380	1,172,464	10,753,315	(44,589,670)
Loss from continuing operations before income tax expense and share of loss in equity method investments	(144,276,724)	(20,320,951)	(693,405,669)	(390,967,727)
Income tax expense	0	0	0	0
Share of loss in equity method investments	0		0	(1,725,152)
Loss from continuing operations	(144,276,724)	(20,320,951)	(693,405,669)	(392,692,879)
Discontinued operations:
Loss from discontinued operations, net of tax	(1,956,190)	(275,524)	(286,086,586)	(24,132,389)
Gain on disposal of discontinued operations, net	158,809,293	22,367,821
Gain (loss) from discontinued operations, net	156,853,103	22,092,297	(286,086,586)	(24,132,389)
Net income (loss)	12,576,379	1,771,346	(979,492,255)	(416,825,268)
Net loss attributable to noncontrolling interest	(7,427,235)	(1,046,104)	(4,633,205)	(5,590,513)
Net income (loss) attributable to The9 Limited	20,003,614	2,817,450	(974,859,050)	(411,234,755)
Net (loss) income attributable to ordinary shareholders	20,003,614	2,817,450	(974,859,050)	(411,234,755)
Other comprehensive income (loss), net of tax:
Currency translation adjustments	785,331	110,612	166,220	3,984,443
Total comprehensive income (loss)	13,361,710	1,881,958	(979,326,035)	(412,840,825)
Comprehensive income (loss) attributable to:
Noncontrolling interest	(7,427,235)	(1,046,104)	(4,633,205)	(5,590,513)
The9 Limited	¥ 20,788,945	$ 2,928,062	¥ (974,692,830)	¥ (407,250,312)
Net income (loss) per share attributable to shareholders of ordinary shares:
Basic - continuing operations | (per share)	¥ (0.14)	$ (0.02)	¥ (0.96)	¥ (0.78)
Diluted- continuing operations | (per share)	(0.14)	(0.02)	(0.96)	(0.78)
Basic - discontinued operations | (per share)	0.16	0.02	(0.40)	(0.05)
Diluted - discontinued operations | (per share)	¥ 0.16	$ 0.02	¥ (0.40)	¥ (0.05)
Weighted average number of shares outstanding:
Weighted average number of shares outstanding, Basic | shares	1,010,895,182	1,010,895,182	720,237,128	495,304,894
Weighted average number of shares outstanding, Diluted | shares	1,010,895,182	1,010,895,182	720,237,128	495,304,894
Cryptocurrency mining revenue
Revenues:
Revenue	¥ 173,328,089	$ 24,412,751	¥ 100,983,605	¥ 134,122,954
Total cost	(190,647,226)	(26,852,100)	(142,212,740)	(83,449,749)
Online game services and other revenues
Revenues:
Revenue	5,720,988	805,784	7,071,964	1,453,369
Total cost	¥ (21,250,814)	$ (2,993,115)	¥ (13,115,254)	¥ (4,351,500)